SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Mar. 20, 2020	Mar. 03, 2020	Mar. 02, 2020	Feb. 28, 2020
Private Placement [Member]
Value of shares sold	$ 1,000,000
Number of shares sold	300,000,000
Cash consideration	$ 1,000,000
Universal Hunter (BVI) Limited
Percentage of ownership interest in the company held by the shareholder	11.40%
NBpay Group
Consideration in shares		761,789,601
Assets acquired				$ 144
Stockholders' deficit assumed			$ 55,404
NBpay Group | Mr. Kaiming Hu
Ownership percentage		26.50%